Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Financial Instruments
Amortized Cost	$ 199,496,833
Unrealized Gains	1,129,448
Short-Term Investments	200,626,281	$ 198,018,000
Cash and cash equivalents	97,164,391	$ 76,946,000	$ 3,021,795
Fair Value
Financial Instruments
Short-Term Investments	200,626,281
Cash
Financial Instruments
Cash and cash equivalents	3,266,974
Money market funds
Financial Instruments
Cash and cash equivalents	93,897,417
U.S. Treasury securities
Financial Instruments
Amortized Cost	199,496,833
Unrealized Gains	1,129,448
Short-Term Investments	200,626,281
U.S. Treasury securities | Fair Value
Financial Instruments
Short-Term Investments	$ 200,626,281